Other Liabilities - Summary of Components of Other within Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of Other Liability [Line Items]
Accounts payable, accrued expenses and other items	$ 11,987	$ 11,206
Accrued interest payable	5,299	2,319
ACL on off-balance sheet items	460	381
Cash collateral	6,406	5,042
Credit card loyalty rewards	1,432	441
Current tax liabilities	44	425
Deferred tax liabilities (Note 22)	16	102	$ 192
Insurance-related liabilities	12,340	11,201	$ 12,845
Lease Liabilities	3,506	2,835
Liabilities of subsidiaries	18,120	7,494
Payable to brokers, dealers and clients	2,436	2,966
Total	63,048	45,332
Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	742	781
Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	(1,046)	(1,179)
Other liabilities [member] | Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	823	832
Other liabilities [member] | Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	$ 179	$ 88